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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21189

Registrant Name:	PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—85.2%
$790	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A	NR/NR	$469,647
800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	831,552
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	A1/A	962,385
2,400	5.50%, 10/1/37	A1/A	2,259,144
	Long Island Power Auth., Electric System Rev.,
1,000	5.00%, 9/1/27, Ser. C	A3/A-	980,070
1,500	5.75%, 4/1/39, Ser. A	A3/A-	1,552,995
	Metropolitan Transportation Auth. Rev.,
6,220	5.00%, 11/15/32, Ser. A (FGIC-NPFGC)	A2/A	5,955,215
500	5.00%, 11/15/34, Ser. B	NR/AA	491,500
2,750	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,674,595
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	2,658,025
	New York City Industrial Dev. Agcy. Rev.,
600	Queens Baseball Stadium, 6.50%, 1/1/46	Aa2/AAA	641,136
	Yankee Stadium,
200	5.00%, 3/1/36 (NPFGC)	Baa1/A	168,194
2,200	7.00%, 3/1/49	Aa2/AAA	2,386,054
	New York City Municipal Water Finance Auth. Rev., Second Gen. Resolution,
5,000	4.75%, 6/15/35, Ser. DD (e)	Aa3/AA+	4,722,150
1,500	5.00%, 6/15/39, Ser. GG	Aa3/AA+	1,468,035
4,000	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	4,014,440
1,000	Niagara Falls Public Water Auth. Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/A	988,720
	State Dormitory Auth. Rev.,
1,000	5.00%, 3/15/38, Ser. A	NR/AAA	980,510
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	NR/A	1,926,472
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	1,980,740
	Long Island Univ., Ser. A (Radian),
1,040	5.00%, 9/1/23	Baa3/BBB-	977,548
4,000	5.00%, 9/1/32	Baa3/BBB-	3,520,800
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	Baa1/A	2,791,020
3,085	New York Univ., 5.25%, 7/1/48, Ser. A	Aa3/AA-	3,019,845
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,812,150
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (NPFGC)	A2/A+	1,007,340
1,250	Skidmore College, 5.00%, 7/1/28, (FGIC-NPFGC)	A1/NR	1,273,162
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	NR/A	3,483,698
1,200	Teachers College, 5.50%, 3/1/39	A1/NR	1,192,956
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	531,427
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,279,400
2,000	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	Aa1/AA+	1,929,500
2,200	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (e)	NR/AAA	2,164,800
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (e)	Aa2/AA-	2,048,900
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	1,898,800

	Total New York Municipal Bonds & Notes (cost—$72,534,322)		72,042,925

PIMCO New York Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

NEW YORK VARIABLE RATE NOTES (c)—8.0%
$5,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A1	Aa1/AAA	$5,060,750
1,750	State Urban Dev. Corp. Rev., 9.279%, 3/15/13 (a)(b)	NR/AAA	1,704,850

	Total New York Variable Rate Notes (cost—$6,106,962)		6,765,600

OTHER MUNICIPAL BONDS & NOTES—2.2%
	District of Columbia—0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	140,950

	Puerto Rico—1.3%
580	Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	381,999
	Sales Tax Financing Corp. Rev.,
5,000	zero coupon, 8/1/54, Ser. A (AMBAC)	A1/AA-	258,700
500	5.75%, 8/1/37, Ser. A	A2/A+	476,595

			1,117,294

	South Carolina—0.5%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	433,314

	Washington—0.2%
135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	Baa3/BBB	110,792

	Total Other Municipal Bonds & Notes (cost—$2,048,920)		1,802,350

CORPORATE BONDS & NOTES (d)—0.8%
900	CIT Group, Inc., 5.80%, 7/28/11 (cost—$692,843)	Ba2/BB-	674,777

SHORT-TERM INVESTMENTS—3.8%
Corporate Notes (d)—3.8%
300	American General Finance Corp., 1.542%, 10/2/09, FRN	Baa2/BB+	256,018
	CIT Group, Inc.,
200	0.974%, 8/17/09, FRN	Ba2/BB-	194,376
1,900	4.125%, 11/3/09	Ba2/BB-	1,801,044
800	Goldman Sachs Group, Inc., 0.934%, 11/16/09, FRN	A1/A	799,271
	International Lease Finance Corp., FRN,
100	0.881%, 5/24/10	Baa2/BBB+	91,205
100	1.531%, 1/15/10	Baa2/BBB+	92,909

	Total Corporate Notes (cost—$3,267,093)		3,234,823

	Total Investments (cost—$84,650,140)—100.0%		$84,520,475

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,704,850, representing 2.0% of total investments.

(b)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2009.

(d)	All or partial amount segregated as collateral for reverse repurchase agreements.

(e)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2009
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
Reverse Repurchase Agreements:
The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended June 30, 2009 was $3,252,930 at a weighted average interest rate of 1.00%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $3,909,600. Open reverse repurchase agreements at June 30, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank:	0.80%	6/2/09	7/2/09	$1,377,857	$1,377,000
	0.80%	6/4/09	7/6/09	2,055,187	2,054,000

					$3,431,000

The Fund received $151,033 in U.S. Government Agency Securities as collateral for reverse repurchase agreements.

Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”).
FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level of activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type for more detail on the Total Investments in Securities, please refer to the Fund’s Schedule of Investments:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/09

Investments in Securities — Assets
New York Municipal Bonds & Notes	—	$72,042,925	—	$72,042,925
New York Variable Rate Notes	—	6,765,600	—	6,765,600
Other Municipal Bonds & Notes	—	1,802,350	—	1,802,350
Corporate Bonds & Notes	—	674,777	—	674,777
Short-Term Investments	—	3,234,823	—	3,234,823

Total Investments in Securities	—	$84,520,475	—	$84,520,475

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO New York Municipal Income Fund III

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009